Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Hedge Accounting [Line Items]
Assets Current		$ 38,169,894
Assets Non-current	$ 4,862,949
Liabilities Current	48,225,766	81,195,765
Liabilities Non-current	17,464,925	2,629,715
Cash Flow Hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Assets Current		38,169,894
Assets Non-current	4,862,949
Liabilities Current	48,225,766	81,195,765
Liabilities Non-current	17,464,925	2,629,715
SWAP [Member]
Disclosure Of Hedge Accounting [Line Items]
Assets Current		38,169,894
Assets Non-current	4,862,949
Liabilities Current	48,225,766	81,195,765
Liabilities Non-current	$ 17,464,925	$ 2,629,715